Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies
Schedule of contractual amount of off-balance-sheet financial instruments
(in thousands)	2013	2012
Commitments to extend credit	$117,880	$118,412
Commitments to originate residential first and second mortgage loans	8,570	5,171
Standby letters of credit	1,826	2,995